LEASE - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [Abstract]
Beginning balance	$ 117,623	$ 118,736
Additions	21,457	41,926
Additions from business combinations	115	4,491
Foreign exchange difference	3,497	(4,997)
Foreign currency translation	1,669	(913)
Interest expense	6,823	6,947	$ 6,319
Payments	(35,412)	(43,566)
Disposals	(8,833)	(5,001)
Ending balance	$ 106,939	$ 117,623	$ 118,736